Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Increase in surplus note and vehicle note	$ 38.6	$ 50.3	$ 57.1
Interest rate on surplus note				4.00%
Interest expense on surplus note	$ 15.7	$ 25.1	$ 22.9
Lancaster
Summary Of Significant Accounting Policies [Line Items]
Surplus note re issued				$ 513.0
Other Assets | Lancaster
Summary Of Significant Accounting Policies [Line Items]
Vehicle Note acquired				$ 513.0